Sponsorship Revenue and Associated Commitments (Details) - Scheduled future cash to be received under the agreement - First Data Merchant Services LLC [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Sponsorship Revenue and Associated Commitments (Details) - Scheduled future cash to be received under the agreement [Line Items]
2021	$ 200,000	$ 150,000
2022	150,000	150,000
2023	150,000	150,000
2024	150,000	150,000
2025	150,000	150,000
Thereafter	150,000	150,000
Total	$ 950,000	$ 900,000